UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Growth Fund

SEMIANNUAL REPORT

March 31, 2010

_____________________________________________________________________________________________

_____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Security Holding By Industry Sector……………………………………………………………………

      6

Statement of Assets and Liabilities…………………………………………………………………….

 7

Statement of Operations………………………………………………………………………………..

8

Statements of Changes in Net Assets…………………………………………………………………..

9

Notes to the Financial Statements………………………………………………………………………

10

Financial Highlights……………………………………………………………………………………

13

Fund Expense…………………………………………………………………………………………..

14

Trustees and Officers…………………………………………………………………………….…….

15

_____________________________________________________________________________________________

Upright Growth Fund

May 23, 2010

Dear Investor:

We are pleased to present you the Semiannual Report of Upright Growth Fund for the period from October 1, 2009 to March 31, 2010.  The Fund produced a total return of 14.82% comparing to S&P 500 Index (large companies) of 10.6% excluding dividends.

You may be interested in knowing that calendar year 2009 of Upright Growth Fund.  For the calendar year, S&P 500 Index yielded a 23.5% return excluding dividends.  During the same period, Upright Growth Fund achieved a 52.58% gain.  The score can position the Fund in the top 10 to 15 percentile in the same fund category.

In the financial industry, one thing that can be certain is the market volatility.  The market since 2008 has proven the reality.  Upright Financial Corporation has been in the field for 20 years and has definitely seen the good, the bad, and the ugly.  We rely on our consistent thought pattern as the guiding principle to stay the course.  We also continuously adjust our investment strategies and tactics to ride the market waves.

Because we live in a global economy today, it takes more than one or two countries to move the market to any direction.  Looking back the 2008 economic crisis, we all recognized that it was the worse situation since the Great Depression.  Most of the population believed that the recovery would be a long and slow progress.  However, the 2009 market surge was an unexpected surprise.

Despite of all the technology advancement, managing the investment is still more an art than science.  With our experiences, we sometimes invest in the opposite direction perceived by the majority.  We communicate our success as well as mistakes to help you understand our investment strategies and performances.   With your investment goals in mind, we want you to move in the same direction with us.

Market Review

In 2009 Q4, S&P 500 Index gained 5.4% and Upright Growth Fund gained 7%.  In 2010 Q1, S&P 500 Index gained 4.84% and Upright Growth Fund maintained the 7% gain.  The market data showed healthy growth in both quarters.  However, the steady growth was actually the tail end of an amazing growth period during the second and the third quarters of 2009.

From March 31 to September 30, 2009, during the 6-month period, S&P 500 Index gained 45.39% and Upright Growth Fund gained 60%.  The economic data was not strong during that period, however, the stock market had a super strong performance.  It proved that the stock market is a leading indicator for the future economy.

According to Peter Lynch, “Things are almost never clear on Wall Street, or when they are, then it is too late to profit from them.”  The average investors may invest when they see the light in the end of tunnel.  The outstanding investors will invest when it is total dark in the tunnel with their strong sense of right direction.

Portfolio Review:

Apple is the top holding of the Fund.  We acquired most of the shares in the price range of $80 to $100.  It was our most aggressive action and turned out to be a successful decision.  We believe there is room to grow due to the well recognized brand name, superb products, and solid company management.

Coach has a high profit margin.  The company diverted to the emerging markets in Asia to supplement the slow down in the US.  We acquired the shares at relatively low point.  We sold the holding to take profit in January 2010.  We will look for another potential stock.

AFLAC and Humana both provided good contribution to the Fund’s growth.

All other holdings may not have performed as strong as the above, but we believe they will have their stage in the future.

2010 Second Half Forecast

We remain positive for the second half of 2010. However, there may be some profit taking activities in the market after a good run in 2009.  It is a natural correction and does not mean the end of the economic recovery and growth.  It is actually healthy for the further steady growth of the market.  According to the recent economic data, the recession seems nearly ending.  The recovery and growth will be a slow and long process due to the high US unemployment rate.

Nonetheless, there are signs of growing global economy:

1.

Global government efforts to increase domestic spending

2.

Abundant idling capital with low interest rate

3.

Strong developing needs in Asia

The adviser uses the following guiding principles:

1.

Invest aggressively in a down market

2.

Evaluate stock valuation

3.

Exercise emotional quotient

As always, we appreciate your trust and business in the past and look forward to better portfolio performance in the near future.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended March 31, 2010

	1-Year	3-Year	5-Year	10-Year
Upright Growth Fund	77.18%	-12.23%	-4.88%	-6.14%
S&P 500 Index	49.22%	-4.55%	1.48%	-1.11%

SCHEDULE OF INVESTMENTS

March 31, 2010

Common Stocks –

Equities

Real Estate – 4.09%

Proshs Ultra Real Estate

25,000

203,500

Bank –2.15%

Bank of America Corp *

6,000

107,100

Biotechnology –6.14%

Amgen, Inc. *

5,100

305,171

Computer –12.26%

Apple Computer, Inc. *

2,400

564,000

Dell Computer Corp. *

3,000

   45,060

    609,060

Diversified Company –11.72%

Direxion Shs Exch Trd Fd

6,000

83,940

General Electric Company

2,000

36,400

Manitowoc Company Inc

26,000

      338,000

Proshs Ultrashrt S&P

4,000

123,960

    582,300

Electronics  - 9.29%

Au Optronics Corp

8,650

        98,004

Corning Inc.

18,000

363,780

        461,784

Energy – 0.49%

Canadian Solar Inc.*

1,000

        24.320

Financial Service –4.98%

Citigroup Inc

6,000

      23,300

Direxion Shs Exch Trd Fd

2,000

      192,940

Prudential Financial Inc

   500

 30,250

    247,490

Food  –4.88%

Starbucks Corp*

10,000

      242,700

Healthcare –7.23%

Unitedhealth Group Inc.

11,000

      359,370

Insurance – 6.66%

A FL A C Inc

45,000

      244,305

Metlife Inc

2,000

 86,680

      330,985

See accompanying notes to financial statements.

Leisure—2.00%

MGM Mirage*

8,300

      99,600

Equities

Medical –10.96%

Humana Inc *

5,000

     233,850

Medtronic Inc

   500

       22,515

Pfizer Incorporated

16,800

              288,120

     544,485

Oil – 2.760%

Chevron Corporation

1,000

         75,830

Oil Service Holders Tr

500

         61,295

        137,125

Semiconductor –9.20%

Himax Technologies ADR

35,000

       109,203

Silcon Motion Technology  *

  1,000

         75,830

Taiwan Semiconductor  ADR

  2,926              30,694

457,267

Telecommunication – 3.54%

Nokia Corp Spon ADR

8,000

    124,320

Research in Motion Ltd *

700

51,779

176,099

Transportation—1.65%

Dryships Inc

14,000

     81,760

Total Common Stocks (Cost $5,165,147)                                                                                                               4,970,117

Cash and Money Funds

Cash - 0.89%

                       43,814

Total Investments (Cost $5,208,960)                                                                                                                        5,013,931

Other Assets Less Liability-                                                                                                                                       (44,043)

Total Net Assets   100.0%

$4,969,888

*Non-income producing security

ADR – American Depository Receipt

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

March 31, 2010

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

UPRIGHT GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES

For the Period Ended Mar 31, 2010 (UNAUDITED)

ASSETS:

Investment in securities, at value (Cost $5,208,960)

$5,013,931

 Security sales receivable

19

Total Assets

5,013,950

LIABILITIES:

Investment adviser fees

14,037

Administrative fees

13,335

Custodian fees

685

Auditors and legal fees

6,229

Trustee fees

2,499

Registration fees

1,359

Insurance fees

2,496

Miscellaneous

2,690

Redemption payable

711

Security purchases payable

21

Other payable

0

Distribution fees

0

Total Liabilities

44,062

NET ASSETS:

4,969,888

NET ASSETS CONSIST OF:

Paid in capital

7,187,772

Accumulated undistributed

Net investment income (loss)

(615,514)

Net realized gain (loss)

(1,407,340)

Net unrealized appreciation(depreciation)

(195,029)

Total Net Assets

$4,969,888

Shares outstanding

(Unlimited number of shares authorized)

712,542

Net Asset Value and Redemption Price Per Share

$6.97

\\

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF OPERATION

From Oct 1, 2009 to Mar 31, 2010 (UNADITED)

INVESTMENT INCOME:

Dividends

$17,242

Interest

296

Total Income

17,538

EXPENSES:

Investment adviser fees

34,492

Administrative fees

20,338

Custodian fees

2,255

Auditors and legal fees

5,290

Trustee fees

774

Blue sky fees

808

Insurance fees

728

Miscellaneous

5,066

Total expenses before reductions

69,751

 Net Expense (after reimbursement)

69,751

NET INVESTMENT INCOME (LOSS)

(52,213)

REALIZED AND UNREALIZED LOSS ON

Net realized gain (loss) on:

Investment securities

(428,628)

Foreign currency transactions

0

Futures contracts

0

(428,628)

Change in net unrealized appreciation (depreciation)

Investment securities

1,205,457

Net gain (loss)

776,829

NET INCREASE (DECREASE) IN NET ASSETS

FROM OPERATION

$724,616

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended  Mar  31,  2010   and   Sep  30,  2001

Unaudited

Six months Ended

    Year Ended

Mar  31,  2010

    Sep  30,  2001

INCREASE (DECREASE) IN NET

OPERATIONS:

Net investment income (loss)

($52,213)

($23,684)

Net realized gain (loss)

(428,628)

(7,479)

Change in net unrealized appreciation (depreciation)

1,205,457

(940,946)

Net increase (decrease) in net assets from

724,616

(972,109)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

0

0

From net realized gain

0

0

Total distributions

0

0

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares

107,800

1,331,691

Reinvestment of distributions

0

0

Shares redeemed

(1,635,034)

0

Net increase (decrease) in net assets from

(1,527,234)

1,331,691

TOTAL INCREASE (DECREASE) IN NET

($802,618)

$359,582

NET ASSETS:

Beginning of period

$5,772,507

$1,961,598

End of period

$4,969,888

$2,321,180

TRANSACTIONS IN

Shares Sold

17,434

120,837

Shares reinvested

0

0

Shares redeemed

251,350

0

Net increase (decrease) in shares outstanding

(233,916)

120,837

See Notes to the Financial Statements

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)

Investment Valuation

 Listed Securities - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Unlisted Securities – Unlisted equity securities for which market quotations are readily available and  securities which will mature in more than or exactly 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at the amortized cost, which approximates market value.  All price valuations are made open to clients upon request, and are determined by the  Upright Investment Trust in accordance with procedures   advised  by the Board of Directors.  Upright and the Board of Directors will take the recommendation of an independent pricing service for verification of fair value pricing of all unlisted and unquoted securities.

a.

Fair Value Pricing – The designated independent pricing service, which may be the Valuations Group, which specializes in non-marketable securities, will valuate each unlisted security’s fair value based upon the guidelines established by IRS Revenue Ruling 59-8-.  These determining guidelines include the nature of the business and the history of the enterprise, the economic outlook in general and the condition and outlook of the specific industry in particular, the book value of the stock and the financial condition of the business, the earning capacity of the company, the dividend paying capacity of the company, whether or not the enterprise has goodwill or other intangible value, the sales of the stock and the size of the block to be valued, and the market price of stocks of corporations engaged in the same or a similar line of business having their stocks traded in a free and open market, either on an exchange or over –the-counter.

b.

Effects of fair value pricing - The use of fair value pricing has the effect of valuing a security based on the price a Fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price.  The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

b)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.  The fund has no undistributed long-term capital gains.  The Fund has capital loss carry forwards - totaling $550,175, which expires March 31, 2017.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.  No distributions were made during 2009 or 2010.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)  Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2009 or 2010.

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2010.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at March 31, 2010. During this period, the fund paid margin interests of $266.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the half year ended March 31, 2010 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases

                      $ 320,733                   -

Proceeds from sales         1,691,622                 -

As of March 31, 2010, the gross unrealized appreciation for all securities totaled $1,034,232 and the gross unrealized depreciation for all securities totaled ($1,229,261) for a net unrealized depreciation of $195,029 for tax purposes. The aggregate cost of securities at March 31, 2010 was $5,165,146.  During the year ended March 31, 2010, the Fund paid no dividends nor did it have distributable earnings.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

March 31, 2010

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory

Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The rate has been changed to 1% starting from 01/01/2010.  The Fund has accrued $14,037 of adviser fees through March 31, 2010.  During the six months ended March 31, 2010 the fund paid $34,492 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated at an annual rate of 0.45% of its daily net assets.  Starting from 01/01/2010, the rate will be changed as follows. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.95% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.85% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.65% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $13,335 of administrative fees through March 31, 2010.  During the six months ended March 31, 2010, the Fund paid $20,338 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	For half year ended March 31, 2010	For the year ended September 30, 2009
Shares sold	17,434 $111,600	102,759 $ 457,701
Shares redeemed	(251,350) (1,638,834)	(37,877) (159,992)
Net capital share Transactions	(233,916) ($1,527,234)	64,882 $ 297,709

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2007, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007. Management has concluded that adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 159, the Fair Value Option for Financial Assets and Financial Liabilities.  SFAS 159 allows entities to measure at fair value many financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The Fund has not yet determined what impact, if any, adoption will have on the financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management is currently evaluating the impact that the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Financial Highlights
Selected data for a share outstanding throughout each year.

	Six Months Ended March 31,	Years Ended September 30,
	2010	2009	2008	2007	2006
PER SHARE DATA
Net asset value, beginning of year	$6.10	$ 5.98	$ 11.04	$ 10.44	$ 10.07

Investment operations:
Net investment loss	(0.06)	(0.03)	(0.04)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	0.93	0.15	(5.02)	0.71	0.50

Total from investment operations	0.87	0.12	(5.06)	0.60	0.37

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	$6.97	$ 6.10	$ 5.98	$ 11.04	$ 10.44

TOTAL RETURN	14.26%	2.04%	(45.83%)	5.75%	3.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	4,970	5,773	5,269	8,687	8,391

Ratio of net expenses to average net assets	2.48%	2.54%	2.38%	2.25%	2.21%
Ratio of net investment income (loss) to average net assets	(0.93%)	(0.66%)	(0.45%)	(1.03%)	(1.65%)
Portfolio turnover rate	32.24%	29.13%	31.74%	38.47%	30.87%

Note: The fund used average share method to calculate selected data for a share outstanding throughout each year

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expensed Paid During Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2009	March 31, 2010	October 1, 2009 to March 31, 2010

Actual	$1,000.00	$1,197.59	$13.63
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.6	$12.48

* Expenses are equal to each Fund's annualized expense ratio of 2.48%, multiplied by the average account value over the period, Multiplied by 182/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Carol Jou 63 Mcclellan Ave Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005 Chief Compliance Officer	Manager, Novartis Pharmaceutical Corp., (2005 to Present) IT application systems Engineer, Schering-Plough Pharmaceutical Corp., Kenilworth (2001 to 2005);	None
Alice Chen 31 Garrity Ter Pine Brook, NJ 07058 Year of Birth: 1962	Trustee since November 2009	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp., New Jersey	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 9, 2010

* Print the name and title of each signing officer under his or her signature.